Annual Total Returns - FidelityGrowthStrategiesK6Fund-PRO - FidelityGrowthStrategiesK6Fund-PRO - Fidelity Growth Strategies K6 Fund	Jan. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Growth Strategies K6 Fund
Bar Chart Table:
Annual Return 2018	(6.92%)
Annual Return 2019	36.90%
Annual Return 2020	29.53%
Annual Return 2021	21.86%
Annual Return 2022	(26.20%)
Annual Return 2023	21.57%